Financial Instruments - Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 730,513	₩ 717,365	₩ 753,693	₩ 898,273
Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	378,100	365,120
Other accounts receivable [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	178,264	171,273
Loans [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	165,051	172,162
Other assets [member]
Disclosure of financial assets [line items]
Allowance for doubtful accounts	₩ 9,098	₩ 8,810